MATERIAL AGREEMENTS (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	May 06, 2019	Mar. 31, 2020	Jan. 31, 2020	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Royalty payments						$ 235	$ 635
Revenues from sale or license							17,500
Research and development						7,698	4,969	4,072
Revenues from development services						13,935	10,678
Revenues from sales						7,828	3,611	3,401
Revenues net						21,763	$ 31,789	$ 3,401
BARDA [Member]
Disclosure of contingent liabilities [line items]
Contract amount for development and manufacturing of Nexobrid						159,000
Revenues from sale or license					$ 17,500
Accumulated funding				$ 202,000		63,183
Research and development						31,955
Revenues from development services						24,613
Revenues from sales						596
Revenues from sale of procurement						6,036
Revenues net						3,825
BARDA [Member] | For development costs of NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Accumulated funding						$ 82,000
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Funding amount				12,000
Procurement amount		$ 5,500	$ 16,500
Additional funding amount			10,000	$ 31,000
Additional procurement amount			$ 50,000
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000